Document And Entity Information	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	Pediatrix Medical Group, Inc.
Entity Central Index Key	0000893949
Entity Emerging Growth Company	false
Entity File Number	001-12111
Entity Incorporation, State or Country Code	FL
Entity Tax Identification Number	26-3667538
Entity Address, Address Line One	1301 Concord Terrace
Entity Address, City or Town	Sunrise
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33323
City Area Code	954
Local Phone Number	384-0175
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	MD
Security Exchange Name	NYSE